Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 262,802	$ 291,632
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	35,959	25,651
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	342,967	322,951
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 29,937	$ 32,254